PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Benefit Payments Expected to be Paid Either by Pension Funds or Directly to Beneficiaries (Details) € in Millions	12 Months Ended
Dec. 31, 2020 EUR (€)
Disclosure of employee benefits [Abstract]
2021	€ 49
2022	48
2023	49
2024	53
2025	52
2026 to 2030	€ 275